INVESTMENT IN GOLD (Unaudited) (Details) - Activity in Gold Bullion	6 Months Ended	9 Months Ended
	Jul. 31, 2015 USD ($) oz	Jan. 31, 2015 USD ($) oz
Activity in Gold Bullion [Abstract]
Ounces (in Ounces) | oz	51,379	1,000
Fair Value	$ 64,750,586	$ 1,306,250
Gold bullion contributed, Ounces (in Ounces) | oz	8,962	50,978
Gold bullion contributed, Fair Value	$ 10,368,432	$ 65,404,328
Gold bullion distributed, Ounces (in Ounces) | oz	(2,996)	(599)
Gold bullion distributed, Fair Value	$ (3,616,635)	$ (777,674)
Change in unrealized depreciation	(8,292,146)	(1,188,296)
Realized gain from gold distributed from in-kind	$ (222,753)	$ 5,978
Ounces (in Ounces) | oz	57,345	51,379
Fair Value	$ 62,987,484	$ 64,750,586